Summary of significant accounting policies - Weighted average dilutive common shares (Details) - shares			3 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	May 31, 2020	May 31, 2019
Total potentially dilutive shares	650,027	228,466	1,939,615	464,514
Options [Member]
Total potentially dilutive shares	50,749	33,594	43,406	48,792
Senior Secured Convertible Notes [Member]
Total potentially dilutive shares	491,868	100,402		308,312
Warrant [Member]
Total potentially dilutive shares	107,410	94,470	1,896,209	107,410